CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Non - controlling Interest USD ($)	Non - controlling Interest CNY
Beginning Balance at Dec. 31, 2008		127,721		382		50,477		76,862
Beginning Balance (in shares) at Dec. 31, 2008				95,447,648
Proceeds from issuance of ordinary shares upon initial public offering (in shares)				36,215,832
Proceeds from issuance of ordinary shares upon initial public offering		239,630		124		239,506
Conversion of preference shares (in shares)				25,796,662
Conversion of preference shares		140,995		88		140,907
Exercise of share options (in shares)				960,000
Exercise of share options		3,023		3		3,020
Capital contributed by non-controlling interest		2,151								2,151
Share-based compensation expense reclassification of liability awards to equity		13,096				13,096
Share-based compensation expenses of equity awards		4,710				4,710
Accretion of Series A convertible redeemable preference shares		(13,886)						(13,886)
Net income (loss) and comprehensive income (loss)		65,095						65,095
Ending Balance at Dec. 31, 2009		582,535		597		451,716		128,071		2,151
Ending Balance (in shares) at Dec. 31, 2009				158,420,142
Exercise of share options (in shares)				70,800
Exercise of share options		259				259
Issuance of shares to depositary bank				3,000,000
Issuance of restricted stock units				681,000
Share-based compensation expenses of equity awards		9,006				9,006
Net income (loss) and comprehensive income (loss)		45,998						46,062		(64)
Ending Balance at Dec. 31, 2010		637,798		597		460,981		174,133		2,087
Ending Balance (in shares) at Dec. 31, 2010				162,171,942
Repurchase of ordinary shares (in shares)				(4,856,472)
Repurchase of ordinary shares		(16,963)		(16)				(16,947)
Exercise of share options (in shares)				60,000
Exercise of share options		182				182
Settlement of share options exercised with shares held by depositary bank				(60,000)
Issuance of restricted stock units				591,000
Share-based compensation expenses of equity awards		7,944				7,944
Net income (loss) and comprehensive income (loss)	(2,246)	(14,134)						(14,006)		(128)
Ending Balance at Dec. 31, 2011	$ 97,686	614,827	$ 92	581	$ 74,534	469,107	$ 22,749	143,180	$ 311	1,959
Ending Balance (in shares) at Dec. 31, 2011			157,906,470